Note 20 - Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 30,201	€ 44,898
Securities lending agreements		8,313	5,444
Total return swaps		1,461	1,766
Other		4,480	4,028
Total trading securities, assets		44,455	56,136
Other trading assets		171	244
Non-trading financial assets mandatory at fair value through profit and loss		1,077	760
Financial assets at fair value through other comprehensive income		2,351	5,642
Loans at amortized cost	[1]	104	13
Other		3,815	481
Total		51,973	63,276
Carrying amount of associated liabilities		€ 43,820	€ 57,522

[1]	Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2022 and December 31, 2021. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.